Consolidated Statements of Operations - Titan Trucking LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
REVENUE	$ 4,203,112	$ 3,315,256
COST OF REVENUES	4,207,852	3,317,225
GROSS LOSS	(4,740)	(1,969)
OPERATING EXPENSES:
Salaries and salary related costs	475,512	395,395
Professional fees	265,575	30,503
General and administrative expenses	359,175	237,243
Total Operating Expenses	1,100,262	663,141
OPERATING LOSS	(1,105,002)	(665,110)
OTHER INCOME (EXPENSE):
Interest expense, net of interest income	(199,453)	(140,812)
Loss on sale of assets	(168,208)	(262,264)
Employee Retention Credits		422,845
Forgiveness of Paycheck Protection Program loans	812,305
Other income	1,696	57,291
Total other income (expense)	446,340	77,060
NET LOSS	$ (658,663)	$ (588,050)
LOSS PER UNIT (BASIC AND DILUTED)
Weighted-average units outstanding basic	100	100
Weighted-average units outstanding diluted	100	100
Net loss per unit basic	$ (6,587)	$ (5,881)
Net loss per unit diluted	$ (6,587)	$ (5,881)